Document and Entity Information (USD $)	12 Months Ended
Sep. 30, 2014
Document and Entity Information
Entity Registrant Name	PIONEER FINANCIAL SERVICES INC
Entity Central Index Key	0001216752
Document Type	POS AM
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	1
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY